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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

    This Amendment (Check only one.):  [_] is a restatement
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Consolidated Investment Group LLC
Address: 18 Inverness Place East
         Englewood, CO 80112

Form 13F File Number: 028-15026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Merage
Title:   Manager, Chief Executive Officer and President
Phone:   (303) 789-2664

Signature, Place, and Date of Signing:

/s/ David Merage        Englewood, CO       October 24, 2012
-----------------       --------------      -----------------
  (Signature)           (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0
                                        --------
Form 13F Information Table Entry Total:       39
                                        --------
Form 13F Information Table Value Total:  216,418 (thousands)
                                        --------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

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
COLUMN 1                        COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
--------                     --------------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                             VOTING AUTHORITY
                                                        VALUE   SHRS OR                 INVESTMENT  OTHER   -------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (X1000)  PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------               --------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
ALCOA INC                          COM       013817101     365   23,041   SH               SOLE              23,041   0     0
BANK OF AMERICA CORPORATION        COM       060505104   1,723  157,201   SH               SOLE             157,201   0     0
BLACKSTONE GROUP L P          COM UNIT LTD   09253U108   2,094  126,429   SH               SOLE             126,429   0     0
BOEING CO                          COM       097023105   2,384   32,247   SH               SOLE              32,247   0     0
CISCO SYS INC                      COM       17275R102   1,757  112,530   SH               SOLE             112,530   0     0
CITIGROUP INC                    COM NEW     172967424     745   17,893   SH               SOLE              17,893   0     0
DELL INC                           COM       24702R101     575   34,480   SH               SOLE              34,480   0     0
FEDEX CORP                         COM       31428X106   1,265   13,335   SH               SOLE              13,335   0     0
FORD MTR CO DEL               COM PAR $0.01  345370860   1,529  110,902   SH               SOLE             110,902   0     0
GENERAL ELECTRIC CO                COM       369604103   2,409  127,712   SH               SOLE             127,712   0     0
GOLDMAN SACHS GROUP INC            COM       38141G104   1,192    8,960   SH               SOLE               8,960   0     0
GOOGLE INC                        CL A       38259P508     919    1,815   SH               SOLE               1,815   0     0
HOME DEPOT INC                     COM       437076102   2,930   80,905   SH               SOLE              80,905   0     0
ISHARES INC                    MSCI GERMAN   464286806   6,836  254,224   SH               SOLE             254,224   0     0
ISHARES INC                    MSCI JAPAN    464286848   3,841  368,248   SH               SOLE             368,248   0     0
ISHARES TR                   DJ OIL&GAS EXP  464288851   3,572   51,493   SH               SOLE              51,493   0     0
ISHARES TR                   MSCI EAFE INDEX 464287465  31,477  523,394   SH               SOLE             523,394   0     0
ISHARES TR                   MSCI EMERG MKT  464287234     396    8,316   SH               SOLE               8,316   0     0
ISHARES TR                    RUSSELL 1000   464287622   1,455   19,690   SH               SOLE              19,690   0     0
ISHARES TR                    RUSSELL 2000   464287655     738    8,911   SH               SOLE               8,911   0     0
ISHARES TR                    RUSSELL 3000   464287689   8,395  105,874   SH               SOLE             105,874   0     0
ISHARES TR                   RUSSELL MCP GR  464287481   1,118   18,080   SH               SOLE              18,080   0     0
ISHARES TR                   RUSSELL MIDCAP  464287499     868    7,938   SH               SOLE               7,938   0     0
ISHARES TR                     S&P500 GRW    464287309   5,036   72,482   SH               SOLE              72,482   0     0
JPMORGAN CHASE & CO                COM       46625H100     327    7,988   SH               SOLE               7,988   0     0
LOWES COS INC                      COM       548661107   1,259   54,032   SH               SOLE              54,032   0     0
MGM RESORTS INTERNATIONAL          COM       552953101   1,107   83,834   SH               SOLE              83,834   0     0
MICROSOFT CORP                     COM       594918104     396   15,218   SH               SOLE              15,218   0     0
NORDSTROM INC                      COM       655664100   2,400   51,133   SH               SOLE              51,133   0     0
NORFOLK SOUTHERN CORP              COM       655844108   2,368   31,600   SH               SOLE              31,600   0     0
OCCIDENTAL PETE CORP DEL           COM       674599105     340    3,272   SH               SOLE               3,272   0     0
POWERSHARES QQQ TRUST          UNIT SER 1    73935A104  20,422  357,958   SH               SOLE             357,958   0     0
SELECT SECTOR SPDR TR         SBI INT-FINL   81369Y605   1,280   83,405   SH               SOLE              83,405   0     0
SIX FLAGS ENTMT CORP NEW           COM       83001A102   4,174  111,444   SH               SOLE             111,444   0     0
SPDR S&P 500 ETF TR              TR UNIT     78462F103  86,754  657,377   SH               SOLE             657,377   0     0
STARBUCKS CORP                     COM       855244109   6,790  171,940   SH               SOLE             171,940   0     0
TOYOTA MOTOR CORP            SP ADR REP2COM  892331307   2,145   26,021   SH               SOLE              26,021   0     0
UBS AG                           SHS NEW     H89231338     697   38,157   SH               SOLE              38,157   0     0
ZIMMER HLDGS INC                   COM       98956P102   2,340   37,031   SH               SOLE              37,031   0     0
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